CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 134,927,410	$ 63,464,574	$ 42,371,174
Costs and expenses:
Cost of revenues	(61,270,887)	(20,553,319)	(13,847,509)
Selling and marketing expenses	(21,701,852)	(8,250,130)	(5,686,290)
General and administrative expenses	(42,974,825)	(4,120,693)	(1,629,539)
Technology and product development expenses	(5,221,124)	(1,597,658)	(853,127)
Total costs and expenses	(131,168,688)	(34,521,800)	(22,016,465)
Operating income	3,758,722	28,942,774	20,354,709
Interest income	202,474	390,227	144,565
Government grant	99,277
Investment income	13,994	27,568	5,712
Income before income taxes	4,074,467	29,360,569	20,504,986
Income tax expense	(861,081)	(435,766)	(263,363)
Net income	3,213,386	28,924,803	20,241,623
Deemed dividend
Accretion of redeemable convertible preferred shares (note 7)	(1,577,026)	(1,940,252)	(1,127,052)
Distribution to the shareholders of FYXTech BVI and Shenzhen Yale in connection with the Reorganization (note 1)			(18,146,091)
Dividends distributed to redeemable convertible preferred shareholders	(3,704,083)
Net income (loss) attributable to ordinary shareholders	$ (2,067,723)	$ 26,984,551	$ (9,083,084)
Earnings (loss) per ordinary share
—Basic and diluted	$ (0.02)	$ 0.22	$ (0.12)
Weighted average number of shares outstanding used in computing earnings (loss) per ordinary share
—Basic and diluted	91,755,810	73,393,941	73,393,941
Net income	$ 3,213,386	$ 28,924,803	$ 20,241,623
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	368,771	25,412	(49,830)
Unrealized holding gains on short-term investments, net of income taxes of US$1,428, US$6,892 and US$3,498 for the years ended December 31, 2018, 2019 and 2020, respectively	10,496	30,527	8,007
Less: reclassification adjustment for gains on short-term investments realized in net income, net of income taxes of US$1,428, US$6,892 and US$3,498 for the years ended December 31, 2018, 2019 and 2020, respectively	(10,496)	(20,676)	(4,284)
Other comprehensive income (loss), net of income taxes	368,771	35,263	(46,107)
Comprehensive income	3,582,157	$ 28,960,066	20,195,516
Class A Redeemable Convertible Preferred Equity Holders [Member]
Deemed dividend
Deemed dividend			(2,700,000)
Class C Redeemable Convertible Preferred Equity Holders [Member]
Deemed dividend
Deemed dividend			(3,781,363)
Series Pre-A Redeemable Convertible Preferred Shareholders [Member]
Deemed dividend
Deemed dividend			$ (3,570,201)